Asset Retirement Obligations (Detail) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2016		Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Asset Retirement Obligation Disclosure [Abstract]
Beginning Balance	$ 45,074		$ 40,099	$ 40,099	$ 28,525
Asset Retirement Obligation Incurred	402			1,135	1,480
Asset Retirement Obligation Settled	(361)			(2,273)	(1,943)
Asset Retirement Obligation Cancelled or Sold Properties	(189)			(136)	(10)
Asset Retirement Obligation Revision of Estimated Obligation				2,428	8,426
Asset Retirement Obligation Accretion Expense	856		$ 900	3,821	3,621	$ 3,000
Total Future Abandonment Cost	$ 45,782	[1]		$ 45,074	$ 40,099	$ 28,525

[1]	Includes approximately $2.4 million of short-term future abandonment costs, which are classified as Accrued Liabilities on our Consolidated Balance Sheet.